OCEAN STATE TAX EXEMPT FUND

                           Report of the President
                              October 31, 2002

      While the economy and the equity markets continued to languish during the fiscal year ended October 31, 2002, the Ocean State Tax Exempt Fund (the "Fund") finished the period on a strong note. For the fiscal year ended October 31, 2002 the Fund's net asset value declined from $10.55 to $10.54. After declining during the first half of the year the Fund rebounded strongly during the second half when the Fed began to again aggressively drop rates. Also, the Fund's dividend distribution declined modestly to $0.45 per share during the year while the Fund's total return on net asset value was 4.21%.

      Despite the woes of the economy and equity markets, fixed income investments have benefited. After keeping rates stable during the first half of the year the Federal Reserve Bank resumed reducing interest rates in hopes of reinvigorating the economy. The rate cuts have pushed interest levels down to an area not seen since the Eisenhower administration. Such rate cuts increase the attractiveness of existing municipal bonds due to their now relatively higher interest rates.

      2002 also marked the first time in four years that the Fund has generated a small capital gain. Declining interest rates caused a high number of premium calls in the portfolio, resulting in these capital gains. The situation is markedly different in equity funds where capital gain distributions are but a memory.

      You may be asking with many communities facing budget shortfalls how do these problems impact my investment in Ocean State? In many states and municipalities the fall-off in tax receipts has encouraged spending cuts and tax increases, and it could lead to downgrades of some states bonds. We carefully review and monitor all the bonds in our portfolio. Historically, the default risk on municipal bonds has resulted in fewer than 1 out of 1,500 bonds defaulting since 1970, according to Moody's Investor Services. This relatively low default rate is good news for investors and is indicative of the conservative nature of municipal bonds.

      What do we think of the investment environment going forward? Whether interest rates are rising or falling, if you're in a high tax bracket municipal bonds still offer tremendous advantages. Our investment objective in managing the Fund's portfolio is to emphasize preservation of principal while maintaining a high level of current income, regardless of the investment environment. The Fund's Aaa/AAA component is now over 72% while the average maturity has been extended to 11.1 years. Still, there exist no obvious signs of inflation in the economy.

      No pundits predicted the bond markets would outperform equities their last three years, but they did. However, our main goal remains for the Fund to continue to provide shareholders consistent double tax free income, exempt from State and Federal taxes*.

                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

* Municipal bonds acquired after April 30, 1993 at market discounts may generate a small amount of ordinary taxable income for certain investors.

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                           as of October 31, 2002


                                                            Prior
                                   November 1, 2001      Fiscal Year       November 1, 1997    November 1, 1992
                                       through              Ended              through             through
                                   October 31, 2002    October 31, 2001    October 31, 2002    October 31, 2002
                                   ----------------    ----------------    ----------------    ----------------

Total Rate of Return(b)
  Based on:
    Net Asset Value                     4.21%               7.63%               4.61%               5.86%
    Offering Price                      0.04%               3.30%               3.74%               5.42%


                                        As of               As of
                                   October 31, 2002    October 31, 2001
                                   ----------------    ----------------

30-day Current Yield
  Based on:
    Net Asset Value                     3.87%               4.23%
    Offering Price                      3.72%               4.06%
30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                     7.01%               7.78%
    Offering Price                      6.72%               7.47%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 11.1 years as of October 31, 2002.

      The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                   % of Total Portfolio
                   --------------------
                     as of       as of
      Rating       10/31/02    10/31/01
      ------       --------    --------

      Aaa/AAA       72.43%      71.55%
      Aa/AA         23.09%      21.97%
      A              3.68%       5.47%
      Baa/BBB        0.80%       1.01%
      Not Rated         0%          0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2002, shareholders subject to a maximum Federal tax rate of 38.60% and a Rhode Island tax rate of 25.00%.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                           as of October 31, 2002


                                   ASSETS

Investments at value (identified cost $33,892,251) (Note 1A)               $35,709,305
Cash                                                                            30,804
Interest receivable                                                            438,699
Receivable for capital stock sold                                                   10
                                                                           -----------
      Total Assets                                                         $36,178,818

                                 LIABILITIES

Distribution payable to shareholders                                       $    42,629
Accrued expenses                                                                15,500
Accrued management fees                                                         18,468
Payable for capital stock redeemed                                              13,563
                                                                           -----------
      Total Liabilities                                                         90,160
                                                                           -----------
      Net Assets                                                           $36,088,658
                                                                           ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                          $    34,255
Additional paid-in capital                                                  34,131,488
Accumulated net realized gain on investment transactions                       105,861
Net unrealized appreciation of investments                                   1,817,054
                                                                           -----------
Total-Representing Net Assets at Value for 3,425,514 Shares Outstanding    $36,088,658
                                                                           ===========

Computation of Net Asset Value & Offering Price:
Net Assets                                                                 $36,088,658
Divided by number of shares outstanding                                      3,425,514
Net asset value                                                            $     10.54
                                                                           ===========
Offering price                                                             $     10.98
                                                                           ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the year ended October 31, 2002


Investment Income
Interest income (Note 1B)                                                           $1,907,032
Expenses:
  Adviser fees (Note 2)                                                 126,133
  Administrator fees (Note 2)                                            90,095
  Transfer agent fees                                                    36,260
  Auditing fees                                                          33,225
  Legal fees and expenses                                                26,362
  Trustees fees and expenses                                             25,000
  Distribution expenses (Note 5)                                         15,437
  Custody                                                                 8,005
  Shareholder reports                                                     5,799
  Pricing fees                                                            3,635
  Miscellaneous expenses                                                  2,395
  Insurance                                                               1,097
  Registration fees                                                         950
                                                                       --------
                                                                        374,393
                                                                                    ----------
      Net Investment Income                                                         $1,532,639

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain on Investments                                        106,579
Net Change in Unrealized Appreciation/(Depreciation) of Investments    (145,641)
                                                                       --------
Net Realized and Unrealized Loss on Investments                                        (39,062)
                                                                                    ----------
Net Increase in Net Assets Resulting from Operations                                $1,493,577
                                                                                    ==========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                            Fiscal Year         Fiscal Year
                                                               Ended               Ended
                                                          October 31, 2002    October 31, 2001
                                                          ----------------    ----------------

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                     $ 1,532,639         $ 1,633,338
  Net realized gain on investments                              106,579               9,957
  Change in unrealized appreciation/(depreciation)
   of investments                                              (145,641)          1,051,825
                                                            -----------         -----------
  Net increase in net assets resulting from operations        1,493,577           2,695,120

Dividends and distributions to shareholders from:
  Net investment income ($.45 per share in 2002
   and $.47 per share in 2001)                               (1,532,647)         (1,633,333)
  Net decrease from fund share transactions (Note 4)           (175,574)         (2,284,121)
                                                            -----------         -----------
      Total decrease in net assets                             (214,644)         (1,222,334)

NET ASSETS:
  Beginning of year                                          36,303,302          37,525,636
                                                            -----------         -----------
  End of year                                               $36,088,658         $36,303,302
                                                            ===========         ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                              Fiscal      Fiscal      Fiscal      Fiscal      Fiscal
                                               Year        Year        Year        Year        Year
                                              Ended       Ended       Ended       Ended       Ended
                                             10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
                                             --------    --------    --------    --------    --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year           $ 10.55     $ 10.25     $ 10.12     $ 10.71     $ 10.69
Net investment income                            .45         .47         .49         .53         .56
Net realized and unrealized gain (loss)
 on securities                                  (.01)        .30         .13        (.58)        .03
                                             -------     -------     -------     -------     -------
Total from Investment Operations                 .44         .77         .62        (.05)        .59
                                             -------     -------     -------     -------     -------

Less Distributions:
Dividends from net investment income            (.45)       (.47)       (.49)       (.53)       (.56)
Distribution from net realized gains            (.00)       (.00)       (.00)       (.01)       (.01)
                                             -------     -------     -------     -------     -------
Total Distributions                             (.45)       (.47)       (.49)       (.54)       (.57)
                                             -------     -------     -------     -------     -------
Net Asset Value, End of Year                 $ 10.54     $ 10.55     $ 10.25     $ 10.12     $ 10.71
                                             =======     =======     =======     =======     =======

Total investment return at Net Asset
 Value (a)                                      4.21%       7.63%       6.22%       (.66)%      5.46%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)      $36,089     $36,303     $37,526     $39,954     $43,248
Ratio of expenses to average net assets         1.04%       1.19%       1.12%        .94%        .94%
Ratio of net investment income to average
 net assets                                     4.25%       4.52%       4.76%       4.91%       5.07%
Portfolio turnover                                17%          4%          5%         13%         10%
Fund expenses per share                          .11         .13         .12         .10         .10
Net investment income per share                  .45         .47         .49         .53         .56

(a)   Total investment return does not reflect sales load.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND

                        NOTES TO FINANCIAL STATEMENTS
                              October 31, 2002

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of October 31, 2002 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At October 31, 2002, 95.85% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 2002, 74.51% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 21.24% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-

                         OCEAN STATE TAX EXEMPT FUND
exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the year ended October 31, 2002, the Fund paid no capital gains. 100% of the income dividends paid by the Fund are exempt from Federal and Rhode Island income taxes.

NOTE 2 Advisory and Administrative Services and Other Affiliated
       Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 2002 was $2,000.

      Legal fees and expenses of $26,362 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2001 through October 31, 2002, the Distributor received $9,043 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended October 31, 2002 purchases and sales of investment securities, other than short-term investments, aggregated $6,806,404 and $6,105,174, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At October 31, 2002, gross unrealized appreciation on investment securities was $1,849,320 and gross unrealized depreciation on investment securities was $32,266.

                         OCEAN STATE TAX EXEMPT FUND

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares        Amount
                                                      ------        ------

      Balance at 10/31/00                           3,661,309    $36,662,159
      Shares sold                                     223,460      2,331,246
      Shares issued in reinvestment of dividends       95,687        998,167
      Shares redeemed                                (538,687)    (5,613,534)
                                                    ---------    -----------
      Net decrease                                   (219,540)    (2,284,121)
                                                    ---------    -----------
      Balance at 10/31/01                           3,441,769    $34,378,038
                                                    =========    ===========
      Shares sold                                     266,726    $ 2,789,854
      Shares issued in reinvestment of dividends       90,689        949,525
      Shares redeemed                                (373,670)    (3,914,953)
                                                    ---------    -----------
      Net increase                                    (16,255)      (175,574)
                                                    ---------    -----------
      Balance at 10/31/02                           3,425,514    $34,202,464
                                                    =========    ===========

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $15,437 under the Plan during fiscal 2002.

                         OCEAN STATE TAX EXEMPT FUND

                          PORTFOLIO OF INVESTMENTS
                           as of October 31, 2002


                                                                                      Ratings
  Principal                                                                           Moody's/             Value
   Amount                                                                      Standard & Poor's (b)      (Note 1)
  ---------                                                                    ---------------------      -------

MUNICIPAL SECURITIES (98.95%)(a)
Rhode Island General Obligation and Revenue (54.69%)(a)
 $  500,000    Barrington School District 5.00%, 10/1/14                             Aa-3/NR            $   538,750
    300,000    Burrillville General Obligation MBIA Insured 5.75%, 10/15/17          Aaa/AAA                306,576
    200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11            Aaa/AAA                218,750
    300,000    East Providence General Obligation MBIA Insured
                5.70%, 5/15/10                                                       Aaa/AAA                328,500
    135,000    Jamestown General Obligation CGIC Insured 7.00%, 3/15/07              Aaa/AAA                135,433
    250,000    Kent County Water Auth. MBIA Insured 6.35%, 7/15/14                   Aaa/AAA                271,875
    355,000    Lincoln General Obligation MBIA Insured 5.50%, 8/15/10                Aaa/AAA                362,948
    300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                 Aaa/NR                 329,250
    225,000    Middletown General Oblgation 4.00%, 7/15/12                           Aa-3/NR                232,031
    100,000    Narragansett General Obligation MBIA Insured
                5.30%, 9/15/09                                                       Aaa/AAA                102,193
    210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06                Aaa/AAA                213,255
     75,000    North Kingstown General Obligation 6.70%, 12/15/05                    Aa-3/NR                 85,031
     80,000    North Kingstown General Obligation 6.80%, 12/15/06                    Aa-3/NR                 93,400
    200,000    North Kingstown General Obligation FGIC Insured
                5.70%, 10/1/18                                                       Aaa/AAA                218,750
    120,000    North Providence General Obligation MBIA Insured
                6.00%, 10/1/09                                                       Aaa/AAA                122,700
    250,000    North Smithfield General Obligation FGIC Insured
                4.00%, 10/15/12                                                      Aaa/AAA                255,625
  1,000,000    Pawtucket General Obligation AMBAC Insured 5.00%,
                4/15/09                                                              Aaa/AAA              1,097,500
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15              Aaa/AAA                548,750
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11              Aaa/AAA                548,750
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13              Aaa/AAA                548,750
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12              Aaa/AAA                548,750
    200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08             Aaa/AAA                221,250
    150,000    Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13            Aaa/AAA                166,312
    500,000    Providence Public Bldg. Auth. AMBAC Insured
                5.125%, 12/15/14                                                     Aaa/AAA                539,375
    185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18             Aaa/AAA                191,244
    500,000    Providence Redevelopment Auth. AMBAC Insured
                5.30%, 4/1/12                                                        Aaa/AAA                553,750
    100,000    South Kingston General Obligation AMBAC Insured
                5.00%, 11/15/08                                                      Aaa/AAA                102,077
    700,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06               Aaa/AAA                714,924
    250,000    Warwick General Obligation FSA Insured 4.00%, 7/15/11                 Aaa/AAA                257,812
    250,000    Warwick General Obligation FSA Insured 4.125%, 7/15/13                Aaa/AAA                255,937
     35,000    Westerly Dunn's Corner Fire District Unlimited Tax
                Assessment 7.80%, 6/1/03                                             A-1/NR                  36,000

                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                      Ratings
  Principal                                                                           Moody's/             Value
   Amount                                                                      Standard & Poor's (b)      (Note 1)
  ---------                                                                    ---------------------      -------

MUNICIPAL SECURITIES (98.95%)(a)-(Continued)
Rhode Island General Obligation and Revenue (54.69%)(a)-(Continued)
 $   35,000    Westerly Dunn's Corner Fire District Unlimited Tax
                Assessment 7.85%, 6/1/04                                             A-1/NR             $    37,625
    145,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
                6.50%, 10/1/06                                                       Aaa/AAA                150,634
    150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                  Aaa/AAA                167,438
    100,000    Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18                 Aaa/AAA                101,500
    650,000    Rhode Island Depositors Economic Protection Corp. MBIA
                Insured Escrowed to Maturity 6.55%, 8/1/10                           Aaa/AAA                780,050
    215,000    Rhode Island Depositors Economic Protection Corp. CAPMAC
                Guaranteed Escrowed to Maturity 6.375%, 8/1/22                       Aaa/AAA                264,181
    250,000    Rhode Island Depositors Economic Protection Corp. Escrowed
                to Maturity 5.75%, 8/1/21                                            Baa-1/NR               286,563
    500,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/12                                            Aaa/AAA                541,875
    395,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/13                                            Aaa/AAA                428,081
    545,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/14                                            Aaa/AAA                587,238
    450,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.00%, 7/1/18                                            Aaa/AAA                468,563
    100,000    Rhode Island Economic Development Corp. Providence Place
                Radian Insured 6.125%, 7/1/20                                        NR/AA                  111,250
    100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                  Aaa/AAA                109,625
    300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
                AMBAC Insured 5.125%, 6/1/12                                         Aaa/AAA                320,625
    500,000    Rhode Island Turnpike Authority 5.35%, 12/1/17                        A/A                    511,050
    125,000    Rhode Island Public Building Auth. AMBAC Insured
                5.20%, 2/1/06                                                        Aaa/AAA                128,440
    150,000    Rhode Island Public Building Auth. AMBAC Insured
                5.25%, 2/1/10                                                        Aaa/AAA                154,146
    150,000    Rhode Island Port Auth. Pre-refunded U.S. T AMBAC Insured
                6.50%, 6/1/08                                                        Aaa/AAA                164,250
    500,000    Rhode Island Refunding Bond Authority AMBAC Insured
                5.25%, 2/1/10                                                        Aaa/AAA                548,125
    250,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18            Aaa/AAA                261,875
    300,000    Rhode Island General Obligation FGIC Insured
                5.125%, 7/15/14                                                      Aaa/AAA                321,750
    480,000    Rhode Island General Obligation FGIC Insured 5.00%, 9/1/14            Aaa/AAA                513,000
    500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15            Aaa/AAA                566,250
  1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16            Aaa/AAA              1,095,000
    400,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14               Aaa/AAA                440,500
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16               Aaa/AAA                264,063

                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                      Ratings
  Principal                                                                           Moody's/             Value
   Amount                                                                      Standard & Poor's (b)      (Note 1)
  ---------                                                                    ---------------------      -------

MUNICIPAL SECURITIES (98.95%)(a)-(Continued)
Rhode Island General Obligation and Revenue (54.69%)(a)-(Continued)
 $  250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15               Aaa/AAA            $   265,625
                                                                                                        -----------
               Total Rhode Island General Obligation and Revenue                                        $19,735,570

Rhode Island Health & Education Building Corporation (29.39%)(a)
 $  100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15               Aaa/AAA            $   106,375
    300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16               Aaa/AAA                317,250
    100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                            Aaa/AAA                107,000
    100,000    Brown University 4.75%, 9/1/12                                        Aa-1/AA+               105,250
    200,000    Brown University 5.90%, 9/1/14                                        Aa-1/AA+               221,500
    780,000    Brown University 5.25%, 9/1/16                                        Aa-1/AA+               841,425
    400,000    Brown University 5.00%, 9/1/19                                        Aa-1/AA+               413,000
    500,000    Brown University 5.00%, 9/1/23                                        Aa-1/AA+               504,375
    355,000    Roger Williams College Connie Lee Insured Pre-refunded
                U.S. T 6.50%, 11/15/08                                               Aaa/AAA                362,575
    195,000    Roger Williams College Connie Lee Insured 6.50%, 11/15/08             Aaa/AAA                199,173
    355,000    Roger Williams College Connie Lee Insured Pre-refunded
                U.S. T 6.625%, 11/15/11                                              Aaa/AAA                362,586
    195,000    Roger Williams College Connie Lee Insured
                6.625%, 11/15/11                                                     Aaa/AAA                199,179
    500,000    Salve Regina College Connie Lee Insured 6.25%, 3/15/13                NR/AAA                 517,295
    300,000    Salve Regina College Pre-refunded U.S. T Connie Lee Insured
                6.30%, 3/15/20                                                       NR/AAA                 310,440
    825,000    Johnson & Wales College Connie Lee Insured 5.75%, 4/1/12              NR/AAA                 853,883
    750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                    Aaa/AAA                751,875
    250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15              Aaa/AAA                255,313
    585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17              Aaa/AAA                595,238
    500,000    St. Antoine Residence Pre-refunded U.S. T. 6.75%, 11/15/18            Aa-3/NR                535,980
    500,000    St. Antoine Residence LOC-Allied Irish Bank
                6.125%, 11/15/18                                                     Aa-3/NR                526,250
    575,000    Kent County Hospital MBIA Insured 7.00%, 7/1/10                       Aaa/AAA                580,750
    150,000    Lifespan MBIA Insured 5.75%, 5/15/23                                  Aaa/AAA                159,938
    200,000    Memorial Hospital MBIA Insured 6.50%, 7/1/04                          Aaa/AAA                204,638
    400,000    Miriam Hospital Pre-refunded U.S. T 6.35%, 4/1/08                     NR/A                   415,504
    300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04                     Aaa/AAA                307,311
    600,000    Women & Infants Hospital CGIC Insured 6.55%, 9/1/13                   Aaa/AAA                612,000
    100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14             NR/A                   106,500
    125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15               NR/AAA                 135,000
                                                                                                        -----------
               Total Rhode Island Health & Education Building Corporation                               $10,607,603

                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                      Ratings
  Principal                                                                           Moody's/             Value
   Amount                                                                      Standard & Poor's (b)      (Note 1)
  ---------                                                                    ---------------------      -------

MUNICIPAL SECURITIES (98.95%)(a)-(Continued)
Rhode Island Housing & Mortgage Finance Corporation (11.77%)(a)
 $    5,000    9.30%, 7/1/04, FGIC Insured                                           Aaa/AAA            $     4,999
    200,000    5.65%, 10/1/07                                                        NR/A                   205,204
    200,000    5.70%, 4/1/15                                                         Aa-2/AA+               208,500
    400,000    5.00%, 10/1/16                                                        Aa-2/AA+               411,000
    500,000    5.75%, 4/1/17                                                         Aa-2/AA+               513,125
    200,000    6.25%, 4/1/17                                                         Aa-2/AA+               208,250
     30,000    7.55%, 10/1/22                                                        Aa-2/AA+                30,299
    300,000    6.50%, 10/1/22                                                        Aa-2/AA+               304,875
    250,000    5.40%, 10/1/16                                                        Aa-2/AA+               259,063
    500,000    4.90%, 4/1/17                                                         Aa-2/AA+               505,000
    500,000    6.15%, 4/1/17                                                         Aa-2/AA                520,000
    750,000    5.40%, 10/1/17                                                        Aa-2/AA+               767,813
    300,000    6.50%, 4/1/27                                                         Aa-2/AA+               308,004
                                                                                                        -----------
               Total Rhode Island Housing & Mortgage Finance Corporation                                $ 4,246,132
                                                                                                        -----------
               TOTAL RHODE ISLAND BONDS (95.85%)(a)                                                     $34,589,305
                                                                                                        ===========

Puerto Rico Bonds (3.10%)(a)
 $  500,000    Puerto Rico Municipal Finance Auth. FSA Insured
                5.50%, 7/1/17                                                        Aaa/AAA            $   548,125
    500,000    Puerto Rico Commonwealth MBIA Insured 5.50%, 7/1/16                   Aaa/AAA                571,875
                                                                                                        -----------
              TOTAL PUERTO RICO BONDS (3.10%)(a)                                                        $ 1,120,000
                                                                                                        -----------
              TOTAL INVESTMENTS (Cost $33,892,251)(93.91%)(a)                                           $35,709,305
                                                                                                        ===========

                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)

(a) Percentages indicated are based on net assets of $36,088,658 at October 31, 2002 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.54.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c)   Abbreviations used:
          AMBAC-American Municipal Bond Assurance Corp.
           CGIC-Capital Guaranty Insurance Co.
           FGIC-Financial Guaranty Insurance Co.
            FSA-Financial Security Assurance Inc.
           MBIA-Municipal Bond Investors Assurance Corp.
            LOC-Letter of Credit
         CAPMAC-Capital Markets Assurance Corp.
         Radian-Radian Insurance Co.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND

              REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of VLC Trust and Shareholders of
 Ocean State Tax Exempt Fund

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Ocean State Tax Exempt Fund (the "Fund") (a portfolio of the VLC Trust), as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinions.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                       /s/ Ernst & Young LLP

Boston Massachusetts
December 10, 2002

Trustees and Officers

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the last five years are set forth below. Trustees who are "interested persons" of the Fund as the term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustees is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund's Statement of Additional Information includes additional information about Trustees and is available, without charge and upon request, by calling 401-421-1411.

Trustees Background


Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ---------------------------------------------

Alfred B. Van Liew *(68)          President (since 1987)        Managing Partner of the Adviser, since 1984;
One Regency Plaza                 and Trustee (since            Director of the Distributor since May 1990;
Suite One                         1986)                         Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                  Liew Trust Company, a Rhode Island chartered
                                                                trust company, since 1984; Executive Vice
                                                                President in charge of the trust and investment
                                                                management businesses of Rhode Island
                                                                Hospital Trust National Bank (1981-1984);
                                                                President & Chief Executive Officer of Hospital
                                                                Trust of Florida (1982-1984); Chairman and
                                                                Chief Executive Officer of HT Advisers, Inc.
                                                                (1980-1984) and Director of HT Investors, Inc.
                                                                (1981-1984), registered investment counseling
                                                                firms affiliated with RIHT Financial Corp.;
                                                                Trustee of RI School of Design (1974-1992);
                                                                Board Member, Rhode Island Water Resources
                                                                Board and Rhode Island Water Resources Board
                                                                Corp. (1991-1994); Trustee of Preserve Rhode
                                                                Island since 1971; Adviser to the National Trust
                                                                for Historic Preservation since 1983; Trustee of
                                                                St. Andrew's School since 1984; Trustee of the
                                                                Museum of Yachting since 1988; and Trustee of
                                                                the Seamen's Institute, Newport, Rhode Island
                                                                since 1994.





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ---------------------------------------------

Mary Ann Altrui (60)              Trustee (since 2001)          Ms. Altrui has worked for facilities associated
10 Rhodes Avenue                                                with the Diocese of Providence since 1964.
North Smithfield, Rhode Island                                  Since 1988, Ms. Altrui has served as Adminis-
02896                                                           trator of St. Antoine Residence (a nursing
                                                                facility). Since 1977, Ms. Altrui has been a
                                                                Director of Diocesan Elder Care Services. Since
                                                                1997, Ms. Altrui has also had oversight respon-
                                                                sibility for St. Clare Home (a 44-bed nursing
                                                                facility in Newport, Rhode Island). Ms. Altrui
                                                                acted as Administrator for St. Clare Home
                                                                (1982-1988). Ms. Altrui also acted as Admin-
                                                                istrator for the Garrettson Memorial Children's
                                                                Day Care, a program of the St. Clare Home
                                                                Corporation (1984-1988). She held various
                                                                social work and administrative positions in
                                                                adoption and residential care (1964-1982).
                                                                Ms. Altrui is a founding member with St.
                                                                Elizabeth Community, Scandinavian Home, and
                                                                Steere House of "CareLink", a management
                                                                service organization incorporated in 1997.
                                                                CareLink was formed to create a post acute
                                                                network of services and is the only one of its
                                                                kind in the State of Rhode Island. Ms. Altrui is a
                                                                member of the American College of Health Care
                                                                Administrators, the Diocesan Biomedical Ethics
                                                                Commission of the North Smithfield Advisory
                                                                Council. She is a Director of Woonsocket
                                                                Industrial Development Corporation and WIDC
                                                                Realty Corporation, and serves on advisory
                                                                committees for the Diocese of Providence, the
                                                                State of Rhode Island, and the Nonprofit
                                                                Association of Facilities and Services for the
                                                                Aging.

Milton C. Bickford, Jr. (71)      Trustee (since 1987)          Private investor since 1989; Director (Chairman
147 Beavertail Road                                             1999-2002) of AAA Southern New England;
Jamestown, Rhode Island 02835                                   CEO, National Bickford Foremost, Inc. (national
                                                                color printing firm) (1980-1989); CEO, Na-
                                                                tional Bickford Graphics, Inc. (1972-1980);
                                                                CEO, Bickford Engraving & Electrotype Com-
                                                                pany (1959-1972); President Rotary Club of
                                                                Providence (1970-1971); Vice President Rhode
                                                                Island Philharmonic Orchestra (1972-1976);
                                                                Vice President Greater Providence Chamber of
                                                                Commerce (1976-1979); Trustee, Museum of
                                                                Yachting (1990-1995); Trustee, National
                                                                Traffic Safety Foundation (1999-2002); Chair-
                                                                man (1999-2002) of AAA of Southern New
                                                                England.





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ---------------------------------------------

Meredith A. Curren (43)           Trustee (since 2001)          Since 1990, Chief Financial Officer, Pease &
75 Pennsylvania Avenue                                          Curren, Inc. (refiners of precious metals). Ms.
Warwick, Rhode Island 02888                                     Curren serves as Board Vice President of New
                                                                England Women's Jewelry Association (1995-
                                                                1998); Advisory Council Member, Manufactur-
                                                                ing Jewelers and Silversmiths of America;
                                                                Member, Providence Jewelers Club; Advisory
                                                                Board Member of Big Brothers of Rhode Island;
                                                                Board Secretary (1996-1998) and Membership
                                                                Committee Member of the University Club;
                                                                Board Member Providence Chamber of Com-
                                                                merce; Director of Bancorp Rhode Island, Inc.
                                                                and Bank Rhode Island.

Michael E. Hogue (60)             Trustee (since 1989)          President, VIAcorp. since June 1994; Managing
116 Chestnut Street                                             Director, Chairman and Chief Executive Officer
Providence, Rhode Island 02903                                  of PW Group Inc. (insurance) and Chairman and
                                                                Chief Executive Officer of Providence Washing-
                                                                ton Insurance Group (1986-1993); Chairman
                                                                and Managing Director of Philadelphia Insurance
                                                                Research Group (1975-1986) and Assistant
                                                                Professor of Insurance at the Wharton School,
                                                                University of Pennsylvania; Trustee of Trinity
                                                                Repertory Company (1997-), and President of
                                                                the Jewelry District Association (1998-);
                                                                Director, Fleet Bank (1991-1993); Trustee,
                                                                Greater Providence Chamber of Commerce
                                                                (1987-1993); Director and Chair of the
                                                                Finance Committee, Insurance Services Office
                                                                (1990-1993); Trustee, The Providence Foun-
                                                                dation (1991-1993); Director, American
                                                                Insurance Association (1986-1993); Trustee,
                                                                American Institute of Chartered Property
                                                                Casualty Underwriters (1992-1993); Trustee,
                                                                Rhode Island Public Expenditure Council
                                                                (1992-1993); and Trustee, First Night Provi-
                                                                dence (1993-1997).





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ---------------------------------------------

Arthur H. Lathrop (48)            Trustee (since 2001)          In practice as a Certified Public Accountant (sole
28 Spruce Street                                                proprietor) in Westerly, RI (since 1991); Tax
Westerly, Rhode Island 02891                                    Manager of former Saniveri, Ryan, Sullivan &
                                                                Co., Providence and Westerly (1982-1991);
                                                                Tax Accountant of former Arthur Andersen &
                                                                Co., Boston (1977-1982). Member of the
                                                                American Institute of Certified Public
                                                                Accontants. Trustee (since 1993) and Chairman
                                                                of the Audit Committee of Westerly Savings
                                                                Bank; Trustee and Assistant Treasurer (since
                                                                1990) of River Bend Cemetery Company;
                                                                Corporator (since 1989) of Community Health
                                                                of Westerly, Inc.; Professional Advisory Council
                                                                Member (1995-2000) of The Rhode Island
                                                                Foundation.

Alice M. Macintosh (81)           Trustee (since 1986)          Marketing consultant since 1991; Chief
861 Stratford Lane                                              Supervisory Clerk of the State's Superior Court
Warwick, Rhode Island 02886                                     (1986-1991); previously a Marketing Consult-
                                                                ant and Vice-President of Marketing at Hospital
                                                                Trust National Bank. Mrs. Macintosh is an
                                                                honorary director of Narragansett Electric
                                                                Company, a former director of Bay Loan &
                                                                Investment Company (a subsidiary of FPL
                                                                Group, Inc., a subsidiary of Florida Power and
                                                                Light) and The Convention Authority of the City
                                                                of Providence and is also past Chairman of the
                                                                Board of AAA Auto Club of Southern New
                                                                England, and past President of the Rhode Island
                                                                Bankers Association, the Business and Profes-
                                                                sional Women of Rhode Island and past Regional
                                                                Vice President of the National Association of
                                                                Bank Women (NABW) and co-founder of the
                                                                Rhode Island Chapter.





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ---------------------------------------------

Lawrence B. Sadwin (59)           Trustee (since 2001)          President, Lifestyle Security, LLC (since August
18 Oyster Point                                                 2002), Division Marketing Leader for General
Warren, Rhode Island 02885                                      Electric (2000-2002); Chief Operating Officer
                                                                (1999-2000), Regional Manager (1998-1999),
                                                                Recruiter (1997-1998) and Long-Term Care
                                                                Specialist (1997) for Travelers/NET Plus, Inc.;
                                                                Consultant (1994-1997) for MGS Holding
                                                                Corporation; CEO of Sadwin Curtain Manufac-
                                                                turing Company, Inc. (1964-1994). Mr.
                                                                Sadwin serves as a Member-At-Large, National
                                                                Board of Directors, American Heart Association;
                                                                Member, National Leadership Council, Research
                                                                America; Vice-Chairman, Landmark Health
                                                                Systems, Inc.; Vice-Chairman, Rehabilitation
                                                                Hospital of Rhode Island; former member,
                                                                Woonsocket, Rhode Island Redevelopment
                                                                Agency; former Director, Woonsocket, RI
                                                                Chamber of Commerce; former Vice President,
                                                                Woonsocket Junior Chamber of Commerce;
                                                                former President, Congregation B'nai Israel;
                                                                former Member of Board of Directors, Jewish
                                                                Federation of Rhode Island; former member of
                                                                Board of Directors, New England Region, Anti-
                                                                Defamation League; former member of Board of
                                                                Directors, Woonsocket Chapter, B'nai B'rith;
                                                                former member of Board of Directors, Provi-
                                                                dence, RI Hebrew Day School; Former Cam-
                                                                paign Leader Catholic Charities Campaign,
                                                                Chairman of the Board, American Heart Associa-
                                                                tion (2001-2002).





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ---------------------------------------------

John St. Sauveur (69)             Trustee (since 1992)          President and CEO, WestBank Realty Corpora-
219 Great Road                                                  tion; Senior Vice President (governmental and
North Smithfield, Rhode Island                                  consumer relations) of Valley Resources, Inc. (a
02896                                                           natural gas distributor) and its subsidiary
                                                                companies (1956-1994). He is a Director of
                                                                the Community College of Rhode Island Founda-
                                                                tion; Chairman of the Board of Directors of the
                                                                Woonsocket Industrial Development Corpora-
                                                                tion; Chairman of the Greater Woonsocket
                                                                Industrial Development Foundation; Vice
                                                                Chairman of the North Smithfield Industrial
                                                                Development Commission; a vice president and
                                                                director of the Rhode Island Chamber of Com-
                                                                merce Federation and member of the Rhode
                                                                Island State Job Training Coordinating Council;
                                                                also Finance Chairman, Landmark Health
                                                                System and Trustee, Landmark Medical Center;
                                                                Commissioner of the Rhode Island Resource
                                                                Recovery Corporation since 1992; Chairman of
                                                                The Rehabilitation Hospital of Rhode Island;
                                                                Director and Corporate Secretary of Gooding
                                                                Realty Corporation.

Samuel H. Hallowell, Jr. (55)     Vice President (since         Partner of the Adviser and Vice President
One Regency Plaza                 1989)                         of Van Liew Trust Company since 1984;
Suite One                                                       formerly Vice President and Senior Portfolio
Providence, Rhode Island 02903                                  Manager at Rhode Island Hospital Trust National
                                                                Bank, specializing in the management of large
                                                                personal portfolios, and a member of the
                                                                Strategy Committee (1981-1984); previously
                                                                with Bay Bank Harvard Trust with responsibili-
                                                                ties that included portfolio management,
                                                                investment consulting, trading, and investment
                                                                research, and a member of its Trust Investment
                                                                and Administrative Committee; prior thereto, he
                                                                was associated with the brokerage firm of
                                                                Moseley, Hallgarten, Estabrook & Weeden, Inc.

Joseph J. Healy (35)              Vice President (since         Investment Officer, Fund Controller and primary
One Regency Plaza                 1996)                         trader of the Adviser since 1992; General
Suite One                                                       Securities Principal of the Distributor since
Providence, Rhode Island 02903                                  1993; previously a Senior Mutual Fund Accoun-
                                                                tant with The Boston Company Advisers, Inc.
                                                                (September 1989 to August 1992).





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ---------------------------------------------

Kevin M. Oates (43)               Vice President and            Partner of the Adviser since 1996; Chief
One Regency Plaza                 Treasurer (since 1991)        Operating Officer of the Adviser (since April,
Suite One                                                       2000) and Van Liew Trust Company, and Vice
Providence, Rhode Island 02903                                  President and Treasurer of the Distributor, since
                                                                1991; Vice President-Administration of the
                                                                Adviser (1991-2000); Director of Business
                                                                Administration (August 1988 to April 1991) and
                                                                Manager (August 1985 to October 1987) at
                                                                Finkel, DiSanto, Fine & Co. (certified public
                                                                accountants); previously a Senior Tax Consult-
                                                                ant with Ernst & Whinney.

Margaret D. Farrell (53)          Secretary (since 1986)        Partner, Hinckley, Allen & Snyder LLP, general
1500 Fleet Center                                               legal counsel to the Fund, since November
Providence, Rhode Island, 02903                                 1981; Director and Secretary of Bancorp Rhode
                                                                Island, Inc. and Bank Rhode Island; Director of
                                                                Care New England Health System; Director and
                                                                Vice Chairman of Women & Infants Corporation;
                                                                Trustee of Women & Infants Hospital of Rhode
                                                                Island; Trustee of Butler Hospital; Trustee and
                                                                Member of Executive Committee of Hospital
                                                                Association of Rhode Island; and Secretary of
                                                                Astro-Med, Inc. (manufacturer of graphic
                                                                recording and printing systems).

                     This Page Left Blank Intentionally

Investment Adviser & Administrator
   Van Liew Capital Inc.                   OCEAN STATE TAX EXEMPT FUND
   One Regency Plaza, Suite One
   Providence, Rhode Island 02903         (The Portfolio of VLC Trust)

Distributor
   Van Liew Securities, Inc.
   One Regency Plaza, Suite One
   Providence, Rhode Island 02903

Custodian
   PFPC Trust Company
   Airport Business Center
   200 Stevens Drive, Suite 440
   Lester, Pennsylvania 19113

Transfer Agent
   PFPC, Inc.                                    Annual Report
   P.O. Box 8871                                October 31, 2002
   Wilmington, Delaware 19899-8871

Independent Auditors
   Ernst & Young LLP
   200 Clarendon Street
   Boston, MA 02116-5072

Counsel
   Hinckley, Allen & Snyder LLP
   1500 Fleet Center
   Providence, Rhode Island 02903

Trustees
   Alfred B. Van Liew, Chairman
   Mary Ann Altrui
   Milton C. Bickford, Jr.                    Interest income exempt
   Meredith A. Curron                         from Federal and Rhode
   Michael E. Hogue                           Island income taxes
   Arthur H. Lathrop                          from quality municipal
   Alice M. Macintosh                         bonds.
   Lawrence B. Sadwin
   John H. St. Sauveur

Officers
   Alfred B. Van Liew, President
   Samuel H. Hallowell, Vice President
   Joseph J. Healy, Vice President
   Kevin M. Oates, Treasurer
   Margaret D. Farrell, Secretary